                               INVESTMENT ADVISER
                             Pacific Century Trust
                                 a division of
                                 Bank of Hawaii
                 Financial Plaza of the Pacific * P.O. Box 3170
                             Honolulu, Hawaii 96802

                                 ADMINISTRATOR
                         Aquila Management Corporation
           380 Madison Avenue, Suite 2300 * New York, New York 10017

                               BOARD OF TRUSTEES
                           Lacy B. Herrmann, Chairman
                                Vernon R. Alden
                               Arthur K. Carlson
                                William M. Cole
                               Thomas W. Courtney
                             Richard W. Gushman, II
                                Stanley W. Hong
                               Theodore T. Mason
                                Russell K. Okata
                               Douglas Philpotts
                               Oswald K. Stender

                                    OFFICERS
                          Diana P. Herrmann, President
                 Charles E. Childs, III, Senior Vice President
                         Sherri Foster, Vice President
                    Rose F. Marotta, Chief Financial Officer
                           Richard F. West, Treasurer
                          Edward M.W. Hines, Secretary

                                  DISTRIBUTOR
                           Aquila Distributors, Inc.
           380 Madison Avenue, Suite 2300 * New York, New York 10017

                    TRANSFER AND SHAREHOLDER SERVICING AGENT
                                   PFPC Inc.
               400 Bellevue Parkway * Wilmington, Delaware 19809

                                   CUSTODIAN
                          Bank One Trust Company, N.A.
                  100 East Broad Street * Columbus, Ohio 43271

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                  757 Third Avenue * New York, New York 10017

               Further information is contained in the Prospectus
                  which must precede or accompany this report.



                                  SEMI-ANNUAL
                                     REPORT

                               SEPTEMBER 30, 2000

                           THE PACIFIC CAPITAL FUNDS
                                       OF
                               CASH ASSETS TRUST

                       PACIFIC CAPITAL CASH ASSETS TRUST
                            PACIFIC CAPITAL TAX-FREE

                               CASH ASSETS TRUST

                        PACIFIC CAPITAL U.S. GOVERNMENT
                          SECURITIES CASH ASSETS TRUST

[Logo of The Pacific Capital Funds of Cash Assets Trust: side view of a standing lion above a coiled rope]

                               A CASH MANAGEMENT
                                   INVESTMENT

[Logo of The Pacific Capital Funds of Cash Assets Trust: side view of a standing lion above a coiled rope]

                           THE PACIFIC CAPITAL FUNDS
                                       OF
                               CASH ASSETS TRUST

                               SEMI-ANNUAL REPORT

                                                                November 7, 2000

Dear Investor:

     We are pleased to provide you with the Semi-Annual Report for The Pacific Capital Funds of Cash Assets Trust for the six-month period ended September 30, 2000.

     The enclosed Semi-Annual Report includes the three series of Cash Assets Trust (the "Trust"): Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust and its two classes of shares: Original Shares and Service Shares.

     The Trust continued to meet its objectives of providing high current income, stability and liquidity for investors' cash reserves through investment in taxable and tax-exempt money market securities.

     Since our last correspondence six months ago, the Federal Reserve Board (the "Fed") raised the Federal Funds rate from 6.00% to 6.50%. The Fed usually adjusts the rate by 0.25%, but at the May 16th meeting, the Fed raised the rate by 0.50% in an effort to squelch inflation pressures before they take root in the economy. The Fed's action resulted from higher equity and real estate prices, increased wages and tight labor markets, which helped spur consumer spending during the reporting period. The booming economy also contributed to a continued downtrend in the national unemployment rate, which reached 3.9% at the end of September. The Fed is concerned that with a strong economy and low unemployment, inflation would worsen as the increased stress on labor markets would potentially put additional upward pressure on wages and ultimately prices.

     We believe the Fed's rate hikes have had the desired effect and that the economy should begin to slow over the next several months without slipping into a recession. The slower growth should keep inflation in check, allowing the Fed to maintain a neutral monetary policy for the rest of the year.

     As we have mentioned in previous report letters, yields on money market funds like the Trust, move in concert with rate policies pursued by the Federal Reserve. Each of the funds continues to provide competitive returns to alternative short-term investment opportunities without wavering from their conservative investment guidelines.

     Your use of The Pacific Capital Funds of Cash Assets Trust is greatly appreciated. We at the Trust, together with Pacific Century Trust, the Trust's Investment Adviser, want to thank you for your continued support and look forward to the opportunity to continue to serve your money market fund needs.

Sincerely,

/s/  Diana P. Herrmann                                /s/  Lacy B. Herrmann
-----------------------                               ---------------------

Diana P. Herrmann                                     Lacy B. Herrmann
President                                             Chairman,
                                                      Board of Trustees

                                PACIFIC CAPITAL
                               CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 2000
                                  (UNAUDITED)

    FACE
   AMOUNT           U.S. GOVERNMENT AGENCY DISCOUNT NOTES (0.2%)                                       VALUE
$  1,318,000        Federal Home Loan Bank, 6.28%, 10/02/00                                        $   1,317,770

                    COMMERCIAL PAPER (83.2%)
                    AUTOMOTIVE (3.9%)
  25,000,000        Ford Motor Credit Co., 6.52%, 10/18/00                                            24,923,028

                    BANKING/CREDIT UNION (15.0%)
  20,000,000        Abbey National NA, 6.50%, 1/19/01                                                 19,602,778
  15,000,000        Banorte, 6.53%, 12/08/00                                                          14,814,983
                         LOC - Bayerische Hypo-und Vereinsbank
  15,000,000        Corporacion Andina de Fomento, 6.51%, 10/20/00                                    14,948,463
                         LOC - Barclays Bank PLC
  15,000,000        COSCO(Cayman) Co. Ltd., 6.52%, 10/05/00                                           14,989,133
                         LOC - Bank of America NA
  30,000,000        Union Bank of Switzerland Finance, 6.52%, 10/04/00                                29,983,700
                              Total Banking/Credit Union                                              94,339,057

                    BROKERAGE (13.3%)
  30,000,000        Bear Stearns & Co., 6.52%, 1/12/01                                                29,440,367
  30,000,000        Goldman Sachs, 6.58%, 1/19/01                                                     29,396,833
  25,000,000        Salomon Smith Barney, 6.49%, 11/29/00                                             24,734,090
                              Total Brokerage                                                         83,571,290

                    CHEMICALS (4.0%)
  25,000,000        Dupont (E.I.) de Nemours & Co., 6.04%, 10/16/00                                   24,937,083

                    EDUCATION (11.6%)
  15,000,000        Harvard University, 6.50%, 1/16/01                                                14,710,208
  17,000,000        Stanford University, 6.45%, 10/03/00                                              16,993,908
  10,000,000        Stanford University, 6.54%, 2/08/01                                                9,763,834
  32,000,000        Yale University, 6.58%, 11/20/00                                                  31,707,556
                              Total Education                                                         73,175,506

                    ELECTRICAL EQUIPMENT (4.7%)
  30,000,000        Motorola, Inc., 6.52%, 10/30/00                                                   29,842,433

                    FINANCE (21.3%)
  30,000,000        American Express Credit Corp., 6.47%, 11/17/00                                    29,746,592



$ 30,000,000        American General Corp., 6.53%, 10/17/00                                        $  29,912,933
  25,000,000        Associates First Capital, 6.48%, 11/27/00                                         24,743,500
  31,000,000        General Electric Capital Corp., 6.57%, 1/23/01                                    30,355,045
  20,000,000        National Rural Utilities, 6.62%, 12/15/00                                         19,724,167
                              Total Finance                                                          134,482,237

                    FOOD & BEVERAGE (4.7%)
  30,000,000        Coca-Cola Co., 6.50%, 10/31/00                                                    29,837,500

                    TELECOMMUNICATIONS (4.7%)
  30,000,000        AT & T Corp., 6.55%, 1/04/01                                                      29,481,458
                              Total Commercial Paper                                                 524,589,592

                    CORPORATE NOTES (2.4%)
  15,000,000        Peoples Benefit Life, Variable Rate Note, 6.68%, 7/01/29 (1)                      15,000,000

                    REPURCHASE AGREEMENTS (14.7%)
  93,000,000        SG Cowen, 6.42%, due 10/02/00                                                     93,000,000
                    (Proceeds of $93,049,755 to be received at maturity)
                         Collateral: $100,232,000 U.S. Treasury Bill due 8/30/01
                         Collateral Market Value $94,860,000

                              Total Investments (cost $633,907,362*)            100.5%               633,907,362
                              Liabilities in excess of other assets              (0.5)                (3,203,714)
                              Net Assets                                        100.0%             $ 630,703,648


                    (*)  Cost for Federal tax purposes is identical.
                    (1) Illiquid security. The security is considered illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer.


                See accompanying notes to financial statements.

                                PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 2000
                                  (UNAUDITED)

                                                                                     RATING
    FACE                                                                            MOODY'S/
   AMOUNT           BONDS AND NOTES (96.4%)                                           S&P              VALUE
                    ARIZONA (2.7%)
                    Maricopa County, Industrial Development Revenue Bonds,
$  3,345,000        5.65%, 4/15/30, Weekly Reset*                                    NR/AAA        $   3,345,000

                    FLORIDA (1.6%)
                    Jacksonville, Electric Authority Revenue Bonds,
                         Series 4-1-A
   2,000,000        6.75%, 10/01/21                                                  Aa+/AA            2,030,000

                    HAWAII (46.7%)
                    Hawaii County, Series A
     150,000        5.50%, 2/01/01                                                   Aaa/AAA             150,458
                    Hawaii County, Series B
   1,085,000        4.25%, 5/15/01                                                   Aaa/AAA           1,085,270
                    Hawaii State, Airport Revenue Bonds
   2,175,000        6.75%, 7/01/21                                                   Aaa/AAA           2,253,935
                    Hawaii State, Airport Revenue Bonds
   2,000,000        5.38%, 7/01/01                                                   Aaa/AAA           2,013,778
                    Hawaii State, General Obligation Bonds, Series BT
   1,000,000        6.13%, 2/01/08                                                   Aaa/A+            1,015,621
                    Hawaii State, General Obligation Bonds, Series BT
   1,300,000        6.00%, 2/01/03                                                   Aaa/A+            1,320,790
                    Hawaii State, General Obligation Bonds, Series BT
     100,000        6.00%, 2/01/02                                                   Aaa/A+              101,517
                    Hawaii State, General Obligation Bonds, Series BU
   1,750,000        7.25%, 11/01/00                                                  A1/A+             1,754,299
                    Hawaii State, General Obligation Bonds, Series BU
   1,000,000        7.25%, 11/01/00                                                  Aaa/AAA           1,002,666
                    Hawaii State, General Obligation Bonds, Series CA
   2,500,000        5.13%, 1/01/01                                                   A1/A+             2,505,619
                    Hawaii State, General Obligation Bonds, Series CC
   2,000,000        4.70%, 2/01/01                                                   A1/A+             2,000,912
                    Hawaii State, General Obligation Bonds, Series CD
   2,000,000        4.70%, 2/01/01                                                   A1/A+             2,002,313
                    Hawaii State, General Obligation Bonds, Series CL
   2,000,000        4.50%, 3/01/01                                                   Aaa/AAA           2,001,573




                    Hawaii State, Department of Budget & Finance
                         ADJ-Queens Health System - Series A 1998
                         Revenue Bonds
$ 16,460,000        5.55%, 7/01/26, Weekly Reset*                                    VMIG1/A-1+    $  16,460,000
                         Stand-by Purchase Agreement: Morgan Guaranty Trust
                    Hawaii State Housing Finance & Development Corp.
                         Revenue Bonds (Rental Housing System) Series 89 A,
   1,700,000        5.55%, 7/01/24, Weekly Reset*                                    VMIG1/NR          1,700,000
                         Letter of Credit: Banque Nationale de Paris
                    Hawaii State Housing Finance & Development Corp.
                         Revenue Bonds (Affordable Rental Housing
                         Program) Series A,
   7,450,000        5.60%, 7/01/27, Weekly Reset*                                    VMIG1/NR          7,450,000
                         Letter of Credit: Banque Nationale de Paris
                    Honolulu City & County, General Obligation Bonds,
                         Series A,
   4,000,000        5.55%, 1/01/17, Weekly Reset*                                    VMIG1/A-1+        4,000,000
                         Letter of Credit: Landesbank Hessen
                    Honolulu City & County, General Obligation Bonds,
                         Series B,
   1,350,000        4.70%, 10/01/00                                                  Aa3/AA-           1,350,000
                    Honolulu City & County, General Obligation Bonds,
                         Series HI
   1,000,000        6.50%, 12/01/00                                                  Aaa/AA-           1,003,500
                    Honolulu City & County, General Obligation Bonds,
                         Series HI
   2,400,000        6.90%, 12/01/08                                                  Aaa/AA-           2,435,301
                    Secondary Market Sevices Corporation Hawaii
                         Student Loan Revenue, Senior Series II,
   5,000,000        5.50%, 9/01/10, Weekly Reset*                                    VMIG1/A-1+        5,000,000
                         Letter of Credit: National Westminster,
                         Guaranteed Student Loans
                              Total Hawaii                                                            58,607,552





                    IDAHO (3.4%)
                    Idaho Health Facilities Authority Revenue Bonds
                         (St. Lukes Regional Medical Center Project),
$  4,325,000        5.65%, 5/01/22, Daily Reset*                                     VMIG1/NR      $   4,325,000
                         Letter of Credit: Bayerische Landesbank

                    ILLINOIS (2.1%)
                    Illinois Municipal Electric Agency, Series A Power
                         Supply System Revenue Bonds
   1,000,000        6.10%, 2/01/02                                                   Aaa/AAA           1,024,936
                    Southwestern, IL Development Authority
                         Environmental Improvement Revenue Bonds
                         (Shell Oil Co. Project)
   1,600,000        5.70%, 11/01/25, Daily Reset*                                    VMIG1/A-1+        1,600,000
                              Total Illinois                                                           2,624,936

                    INDIANA (7.5%)
                    Indianapolis, IN Economic Development Revenue
                         Bonds (Jewish Federation Campus),
   4,870,000        5.85%, 4/01/05, Weekly Reset*                                    Aa/AA             4,870,000
                    Purdue University, IN University Revenue Bonds
                         (Student Fee) Series K,
   1,500,000        5.80%, 7/01/20, Weekly Reset*                                    VMIG1/A-1+        1,500,000
                    Purdue University, IN University Revenue Bonds
                         (Student Fee) Series L,
     620,000        5.80%, 7/01/20, Weekly Reset*                                    VMIG1/A-1+          620,000
                    Purdue University, IN University Revenue Bonds
                         (Student Fee) Series O,
     545,000        5.80%, 7/01/19, Weekly Reset*                                    VMIG1/A-1+          545,000
                    Purdue University, IN University Revenue Bonds
                         (Student Fee) Series H ,
   1,790,000        5.80%, 7/01/17, Weekly Reset*                                    VMIG1/A-1+        1,790,000
                    Purdue University, IN University Revenue Bonds
                         (Student Fee) Series E,
      25,000        5.80%, 7/01/11, Weekly Reset*                                    VMIG1/A-1+           25,000
                              Total Indiana                                                            9,350,000




                    LOUISIANA (2.5%)
                    St. Charles Parish, LA Pollution Control Revenue
                         Bonds (Shell Oil Co.-Norco Project),
$  2,100,000        5.70%, 9/01/23, Daily Reset*                                     Aa2/AAA       $   2,100,000
                    St. Charles Parish, LA Pollution Control Revenue
                         Bonds (Shell Oil Co. Project), Series A
   1,000,000        5.70%, 10/01/22, Daily Reset*                                    Aa1/AAA           1,000,000
                              Total Louisiana                                                          3,100,000

                    MASSACHUSETTS (2.1%)
                    Massachusetts State, General Obligation Bonds,
   2,600,000        5.30%, 9/01/16, Weekly Reset*                                    Aa3/AA-           2,600,000

                    MINNESOTA (7.3%)
                    Cohasset, MN Revenue Bonds, Series A (Minnesota
                         Power & Light Co. Project)
     375,000        5.65%, 6/01/20, Daily Reset*                                     NR/AA+              375,000
                         Letter of Credit: ABN Amro Bank
                    Cohasset, MN Revenue Bonds, Series B (Minnesota
                         Power & Light Co. Project)
   2,750,000        5.65%, 6/01/13, Daily Reset*                                     NR/AA+            2,750,000
                         Letter of Credit: ABN Amro Bank
                    Cohasset, MN Revenue Bonds, Series C (Minnesota
                         Power & Light Co. Project)
     800,000        5.65%, 6/01/13, Daily Reset*                                     NR/AA+              800,000
                         Letter of Credit: ABN Amro Bank
                    Cohasset, MN Revenue Bonds, Series D
                         (Minnesota Power & Light Co. Project)
   2,090,000        5.65%, 12/01/07, Daily Reset*                                    NR/AA+            2,090,000
                         Letter of Credit: ABN Amro Bank
                    Hennepin County, MN General Obligation Bonds,
                         Series C
     180,000        5.45%, 12/01/04, Weekly Reset*                                   VMIG1/A-1+          180,000
                    Hennepin County, MN General Obligation Bonds,
                         Series C
   1,345,000        5.45%, 12/01/10, Weekly Reset*                                   VMIG1/A-1+        1,345,000
                    Hennepin County, MN General Obligation Bonds,
                         Series B




$    870,000        5.45%, 12/01/20, Weekly Reset*                                   VMIG1/A-1+    $     870,000
                    Minneapolis, MN, General Obligation Bonds,
     305,000        5.45%, 3/01/12, Weekly Reset*                                    Aaa/AAA             305,000
                    Minneapolis, MN, General Obligation Bonds,
     420,000        5.45%, 12/01/18, Weekly Reset*                                   Aaa/AAA             420,000
                              Total Minnesota                                                          9,135,000

                    NEW YORK (2.0%)
                    New York, NY Municipal Water Finance Authority
                         Water & Sewer System Revenue Bonds, Series A,
   2,500,000        5.50%, 6/15/25, Daily Reset*                                     VMIG1/A-1+        2,500,000
                         Letter of Credit: Financial Guaranty Insurance Corp.

                    NORTH CAROLINA (3.5%)
                    Durham County, NC General Obligation Bonds,
                         (Public Improvement Project)
   2,975,000        5.45%, 2/01/11, Weekly Reset*                                    VMIG1/A-1+        2,975,000
                         Letter of Credit: Wachovia Bank
                    Durham County, NC General Obligation Bonds,
                         (Public Improvement Project)
   1,475,000        5.45%, 2/01/13, Weekly Reset*                                    VMIG1/A-1+        1,475,000
                         Letter of Credit: Wachovia Bank
                              Total North Carolina                                                     4,450,000

                    PENNSYLVANIA (3.1%)
                    Allegheny County, PA General Obligation Bonds,
                         Series C-38
   1,000,000        6.40%, 9/01/03                                                   Aaa/AAA           1,018,607
                    Pleasant Valley, PA General Obligation Bonds, Series A
   1,000,000        6.00%, 3/15/07                                                   Aaa/AAA           1,007,700
                    Pennsylvania State Higher Education Assistance
                         Agency Student Loan Revenue Bonds, Series B
   1,800,000        5.75%, 7/01/18, Weekly Reset*                                    VMIG1/A-1+        1,800,000
                         Letter of Credit: Student Loan Marketing
                              Total Pennsylvania                                                       3,826,307





                    TEXAS (4.2%)
                    Austin, Utility System Revenue Bonds
$  1,500,000        6.50%, 10/01/01                                                  Aaa/AAA       $   1,530,315
                    Lower Neches Valley Authority of Texas Revenue
                         Bonds (Chevron USA Income Project)
   1,500,000        3.95%, 2/15/17                                                   NR/A1+            1,500,000
                    Westside Calhoun County, Sewer & Solid Waste
   2,200,000        5.70%, 4/01/31, Daily Reset*                                     Aa2/AA            2,200,000
                              Total Texas                                                              5,230,315

                    UTAH (0.9%)
                    University of Utah Revenue Bonds, (Auxiliary &
                         Campus Facilities - A),
   1,200,000        5.45%, 4/01/27, Weekly Reset*                                    VMIG1/A-1+        1,200,000
                         Letter of Credit: Bank of Nova Scotia

                    WASHINGTON (6.0%)
                    King & Snohomish Counties, WA General
                         Obligation Bonds, Series C
   1,000,000        4.00%, 6/15/01                                                   Aa3/AA-             997,402
                    Seattle, WA Sewer Revenue Bonds, Series U
     900,000        6.60%, 1/01/32                                                   Aaa/AAA             922,710
                    Seattle, WA Water System Revenue Bonds,
   1,000,000        5.55%, 9/01/25, Weekly Reset*                                    VMIG1/A-1+        1,000,000
                         Letter of Credit: Bayerische Landesbank
                    Washington State Health Care Facility Authority
                         (Fred Hutchinson Cancer Research Center,
                         Seattle) Series 1991-A,
   4,605,000        5.55%, 1/01/29, Daily Reset*                                     VMIG1/NR          4,605,000
                         Letter of Credit: Bank of America
                              Total Washington                                                         7,525,112

                    WISCONSIN (0.8%)
                    Milwaukee, General Obligation
   1,000,000        5.00%, 2/01/01                                                   Aa1/AA+           1,002,992
                              Total Bonds and Notes                                                  120,852,214





                    TAX-FREE COMMERCIAL PAPER (4.1%)
                    HAWAII (4.1%)
                    Hawaii Department of Budget and Finance
$  2,000,000        4.45%, 10/03/00                                                  NR/A1+        $   2,000,000
                    Hawaii Department of Budget and Finance
   3,200,000        5.20%, 10/06/00                                                  NR/A-1            3,200,000
                              Total Commercial Paper                                                   5,200,000

                    INVESTMENT COMPANY (0.4%)
     501,000        Dreyfus Tax Exempt Money Market Fund                                                 501,000

                              Total Investments (cost $126,553,214**)     100.9%                     126,553,214
                              Liabilities in excess of other assets        (0.9)                      (1,131,911)
                              Net Assets                                  100.0%                   $ 125,421,303

                    (*) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
                    (**) Cost for Federal tax purposes is identical.


                 See accompanying notes to financial statements

                                PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 2000
                                  (UNAUDITED)

    FACE
   AMOUNT           U.S. GOVERNMENT AGENCIES (100.5%)                                    VALUE
                    FARM CREDIT BUREAU (54.9%)
$ 209,669,000            6.28%, due 10/02/00                                         $  209,632,588
   14,000,000            6.39%, due 10/11/00                                             13,975,150
   16,000,000            6.36%, due 10/17/00                                             15,954,773
   10,000,000            6.37%, due 11/06/00                                              9,936,300
   11,000,000            6.38%, due 11/09/00                                             10,923,972
   24,000,000            6.38%, due 11/22/00                                             23,778,827
    5,000,000            6.01%, due 11/27/00                                              4,952,421
                              Total Farm Credit Bureau                                  289,154,031

                    FEDERAL HOME LOAN BANK (40.9%)
   15,000,000            6.42%, due 10/04/00                                             14,991,975
   33,000,000            6.36%, due 10/25/00                                             32,860,080
   22,000,000            6.39%, due 11/01/00                                             21,879,040
   20,000,000            6.40%, due 11/24/00                                             19,808,000
   30,000,000            6.37%, due 12/13/00                                             29,612,492
   10,000,000            6.36%, due 12/15/00                                              9,867,500
   25,000,000            6.44%, due 1/10/01                                              24,548,305
    6,000,000            5.99%, due 1/18/01                                               5,891,182
   30,000,000            6.39%, due 2/02/01                                              29,339,958
   27,000,000            6.40%, due 2/16/01                                              26,337,600
                              Total Federal Home Loan Bank                              215,136,132

                    TENNESEE VALLEY AUTHORITY (4.7%)
   25,000,000            6.38%, due 10/13/00                                             24,946,833
                              Total U.S. Government Agencies                            529,236,996


                              Total Investments (cost $529,236,996*)      100.5%        529,236,996
                              Liabilities in excess of other assets        (0.5)         (2,615,935)
                              Net Assets                                  100.0%     $  526,621,061


                        (*) Cost for Federal tax purposes is identical.

                 See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                                                    CASH             TAX-FREE           GOVERNMENT
                                                                                    FUND               FUND                FUND
ASSETS:
    Investments at value
        (cost $540,907,362, $126,553,214 and $529,236,996,
        respectively)                                                           $ 540,907,362      $ 126,553,214      $ 529,236,996
    Repurchase agreements (cost $93,000,000, $-0- and
        $-0-, respectively)                                                        93,000,000                  -                  -
    Cash                                                                                  589                715                715
    Interest receivable                                                               116,654            861,140                  -
    Other assets                                                                       23,838                303             17,196
        Total Assets                                                              634,048,443        127,415,372        529,254,907

LIABILITIES:
    Dividends payable                                                               3,027,852            398,780          2,382,745
    Payable for investment securities purchased                                             -          1,530,586                  -
    Adviser and Administrator fees payable                                            259,679             43,053            165,892
    Distribution fees payable                                                          44,119             10,103             70,018
    Accrued expenses                                                                   13,145             11,547             15,191
        Total Liabilities                                                           3,344,795          1,994,069          2,633,846

    NET ASSETS                                                                  $ 630,703,648      $ 125,421,303      $ 526,621,061

NET ASSETS CONSIST OF:
    Capital Stock - Authorized an unlimited number of shares,
        par value $.01 per share                                                $   6,310,756      $   1,254,192      $   5,266,040
    Additional paid-in capital                                                    624,770,098        124,167,146        521,365,046
    Accumulated net realized loss on investments                                     (377,206)               (35)           (10,025)
                                                                                $ 630,703,648      $ 125,421,303      $ 526,621,061

SHARES OF BENEFICIAL INTEREST:
    Original Shares Class:
      Net Assets                                                                $ 415,066,294      $  76,359,006      $ 144,315,210

      Shares outstanding                                                          415,527,593         76,357,600        144,305,386

      Net asset value per share                                                     $1.00              $1.00              $1.00

    Service Shares Class:
      Net Assets                                                                $ 215,637,354      $  49,062,297      $ 382,305,851

      Shares outstanding                                                          215,547,996         49,061,611        382,298,660

      Net asset value per share                                                     $1.00              $1.00              $1.00

                See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                            STATEMENTS OF OPERATIONS
            FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)


                                                                                    CASH              TAX-FREE         GOVERNMENT
                                                                                    FUND                FUND              FUND
INVESTMENT INCOME:
    Interest income                                                             $  20,694,076      $   2,844,305      $  14,876,192

EXPENSES:
    Investment Adviser fees (note 3)                                                1,220,424            194,852            758,463
    Administrator fees (note 3)                                                       388,137             75,971            182,763
    Distribution fees (note 3)                                                        242,604             61,882            405,399
    Trustees' fees and expenses                                                        75,000             26,000             55,000
    Legal fees                                                                         26,000              7,000             18,000
    Registration fees and dues                                                         23,000              4,000             19,000
    Shareholders' reports                                                              19,000              3,000             10,000
    Fund accounting fees                                                               14,700             14,100             15,000
    Transfer and shareholder servicing agent fees                                      13,000             12,000             12,000
    Insurance                                                                          11,000              2,000              9,000
    Audit and accounting fees                                                           8,000              6,000              8,000
    Custodian fees                                                                      4,200              3,300              3,400
    Miscellaneous                                                                       3,190              2,010             12,420
        Total expenses                                                              2,048,255            412,115          1,508,445

    Expenses paid indirectly (note 6)                                                    (200)              (300)              (400)
        Net expenses                                                                2,048,055            411,815          1,508,045

Net investment income                                                              18,646,021          2,432,490         13,368,147
Net realized gain from securities transactions                                              -                  5                  -

Net increase in net assets resulting from operations                            $  18,646,021      $   2,432,495      $  13,368,147


                See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                  CASH FUND                      TAX-FREE FUND                GOVERNMENT FUND
                                          SIX MONTHS         YEAR         SIX MONTHS       YEAR        SIX MONTHS          YEAR
                                             ENDED           ENDED           ENDED         ENDED           ENDED           ENDED
                                        SEPT. 30, 2000 MARCH 31, 2000   SEPT. 30, 2000 MARCH 31, 2000 SEPT. 30, 2000 MARCH 31, 2000
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
   Net investment income                 $  18,646,021 $    27,536,758  $   2,432,490  $   3,740,384  $  13,368,147   $  17,020,919
   Net realized gain (loss)
      from securities transactions                   -          34,316              5              -              -         ( 1,535)
   Change in net assets
      resulting from operations             18,646,021      27,571,074      2,432,495      3,740,384     13,368,147      17,019,384

   DIVIDENDS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME:
      Original Shares                      (13,171,571)    (19,411,107)    (1,582,312)    (2,530,922)    (4,266,232)     (6,323,047)
      Service Shares                        (5,474,450)     (8,125,651)      (850,178)    (1,209,462)    (9,101,915)    (10,697,872)
         Total dividends to shareholders
         from net investment income        (18,646,021)    (27,536,758)    (2,432,490)    (3,740,384)   (13,368,147)    (17,020,919)

   CAPITAL SHARE TRANSACTIONS
   (at $1.00 per share):
      Proceeds from shares sold:
         Original Shares                   599,914,903   1,186,795,291     94,090,099    168,207,597    248,095,801     427,019,622
         Service Shares                    286,563,670     377,884,308     43,328,341     65,317,175    581,780,497   1,062,992,710
                                           886,478,573   1,564,679,599    137,418,440    233,524,772    829,876,298   1,490,012,332

      Reinvested dividends and
      distributions:
         Original Shares                       282,033         222,982         52,483         98,624         53,344          48,859
         Service Shares                      5,223,932       7,899,056        833,600      1,169,590      8,588,164      10,263,790
                                             5,505,965       8,122,038        886,083      1,268,214      8,641,508      10,312,649

      Cost of shares redeemed:
         Original Shares                  (698,087,382) (1,091,834,549)  (118,204,284)  (151,311,068)  (269,522,168)   (401,257,550)
         Service Shares                   (250,525,148)   (374,062,057)   (45,795,065)   (63,349,933)  (501,368,689)   (994,232,663)
                                          (948,612,530) (1,465,896,606)  (163,999,349)  (214,661,001)  (770,890,857) (1,395,490,213)

      Change in net assets
         from capital share transactions   (56,627,992)    106,905,031    (25,694,826)     20,131,985    67,626,949     104,834,768
   Total change in net assets              (56,627,992)    106,939,347    (25,694,821)     20,131,985    67,626,949     104,833,233

NET ASSETS:
   Beginning of period                     687,331,640     580,392,293    151,116,124     130,984,139   458,994,112     354,160,879
   End of period                         $ 630,703,648 $   687,331,640  $ 125,421,303  $  151,116,124 $ 526,621,061  $  458,994,112


See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.  ORGANIZATION

     Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

     The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital Cash Assets Trust (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.


d) FEDERAL INCOME TAXES: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

e) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the "loan" (repurchase agreements being defined as "loans" in the 1940
     Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

     Pacific Century Trust (the "Adviser"), a division of Bank of Hawaii, serves as Investment Adviser to the Trust. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. The Funds also have Administration Agreements with Aquila Management Corporation (the "Administrator") to provide all administrative services to the Funds other than those relating to the investment portfolio and the maintenance of the accounting books and records. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Funds. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:

     Pacific Capital Cash Assets Trust - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively, and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively. For the six months ended September 30, 2000, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $1,220,424 and $388,137 respectively.

     Pacific Capital Tax-Free Cash Assets Trust - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively. For the six months ended September 30, 2000, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $194,852 and $75,971, respectively.


     Pacific Capital U.S. Government Securities Cash Assets Trust - On net assets up to $60 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively. For the six months ended September 30, 2000, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $758,463 and $182,763 respectively.

     The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended September 30, 2000.

b)  DISTRIBUTION AND SERVICE FEES:

     Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the Fund. Such payments are made to "Designated Payees"- broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25 of 1% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Funds.

     Under  a   Distribution   Agreement,   Aquila   Distributors,   Inc.   (the
"Distributor") serves as the exclusive distributor of the Funds' shares. No compensation or fees are paid to the Distributor for such share distribution.


4.  DISTRIBUTIONS

     The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder's option.

     At March 31, 2000, the Cash Fund had a capital loss carryover of approximately $377,200 which expires on March 31, 2003, and the Government Fund had a capital loss carryover of approximately $9,700 which expires on March 31, 2008. These amounts are available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code and it is probable the gains so offset will not be distributed.

5.  GUARANTEES OF CERTAIN COMMERCIAL PAPER

     Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

6.  EXPENSES

     The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Funds to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7.  PORTFOLIO ORIENTATION

     Since the Pacific Capital Tax-Free Cash Assets Trust has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers ability to meet their obligations.

                                PACIFIC CAPITAL
                               CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     ORIGINAL SHARES                                  SERVICE SHARES
                                    SIX MONTHS                                      SIX MONTHS
                                       ENDED           YEAR ENDED MARCH 31,            ENDED           YEAR ENDED MARCH 31,
                                      9/30/00  2000    1999    1998   1997    1996    9/30/00  2000    1999    1998    1997    1996
Net Asset Value, Beginning of Period   $1.00   $1.00   $1.00   $1.00  $1.00   $1.00    $1.00   $1.00   $1.00   $1.00   $1.00   $1.00

Income from Investment Operations:
    Net investment income               0.03    0.05    0.05    0.05   0.05    0.05     0.03    0.05    0.05    0.05    0.05    0.05

Less Distributions:
    Dividends from net investment
      income                          (0.03)  (0.05)  (0.05)  (0.05) (0.05)  (0.05)   (0.03)  (0.05)  (0.05)  (0.05)  (0.05)  (0.05)

Net Asset Value, End of Period         $1.00   $1.00   $1.00   $1.00  $1.00   $1.00    $1.00   $1.00   $1.00   $1.00   $1.00   $1.00

Total Return (%)                       2.98+    4.89    4.90    5.15   4.88    5.32    2.85+    4.63    4.64    4.88    4.62    5.06

Ratios/Supplemental Data
    Net Assets, End of Period
      ($ millions)                       415     513     418     419    421     309      216     174     163     113      66      33
    Ratio of Expenses to Average Net
      Assets (%)                       0.56*    0.56    0.57    0.58   0.60    0.61    0.81*    0.81    0.81    0.83    0.85    0.86
    Ratio of Net Investment Income to
      Average Net Assets (%)           5.87*    4.80    4.79    5.03   4.78    5.23    5.64*    4.53    4.51    4.77    4.53    4.84

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net
      Assets (%)                       0.56*    0.56    0.56    0.57   0.60    0.60    0.81*    0.81    0.81    0.82    0.85    0.86


+   Not annualized.
*   Annualized.

                See accompanying notes to financial statements.

                                PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     ORIGINAL SHARES                                 SERVICE SHARES
                                   SIX MONTHS                                       SIX MONTHS
                                      ENDED            YEAR ENDED MARCH 31,           ENDED            YEAR ENDED MARCH 31,
                                     9/30/00   2000    1999    1998    1997    1996  9/30/00   2000    1999    1998    1997    1996
Net Asset Value, Beginning of Period   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00

Income from Investment Operations:
    Net investment income               0.02    0.03    0.03    0.03    0.03    0.03    0.02    0.03    0.03    0.03    0.03    0.03

Less Distributions:
    Dividends from net investment
      income                          (0.02)  (0.03)  (0.03)  (0.03)  (0.03)  (0.03)  (0.02)  (0.03)  (0.03)  (0.03)  (0.03)  (0.03)

Net Asset Value, End of Period         $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00

Total Return (%)                       1.87+    2.95    2.91    3.08    3.00    3.37   1.74+    2.70    2.65    2.83    2.75    3.11

Ratios/Supplemental Data
    Net Assets, End of Period
      ($ millions)                        76     100      83      77      91     125      49      51      48      37      26      18
    Ratio of Expenses to Average
      Net Assets (%)                   0.52*    0.52    0.54    0.63    0.55    0.54   0.77*    0.77    0.79    0.88    0.80    0.80
    Ratio of Net Investment Income
      to Average Net Assets (%)        3.68*    2.93    2.85    3.04    2.97    3.32   3.43*    2.66    2.64    2.79    2.70    2.97

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of Expenses to Average
      Net Assets (%)                   0.52*    0.52    0.53    0.63    0.55    0.54   0.77*    0.77    0.78    0.88    0.80    0.80

+   Not annualized.
*   Annualized.

                See accompanying notes to financial statements.

PACIFIC CAPITAL
U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS
(UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       ORIGINAL SHARES                                  SERVICE SHARES
                                       SIX MONTHS                                      SIX MONTHS
                                          ENDED         YEAR ENDED MARCH 31,              ENDED         YEAR ENDED MARCH 31,
                                         9/30/00   2000  1999   1998   1997    1996      9/30/00  2000   1999   1998   1997   1996
Net Asset Value, Beginning of Period      $1.00   $1.00  $1.00  $1.00  $1.00   $1.00       $1.00  $1.00  $1.00  $1.00  $1.00  $1.00

Income from Investment Operations:
    Net investment income                  0.03    0.05   0.04   0.05   0.05    0.05        0.03   0.04   0.04   0.05   0.04   0.05

Less Distributions:
    Dividends from net investment
      income                             (0.03)  (0.05) (0.04) (0.05) (0.05)  (0.05)      (0.03) (0.04) (0.04) (0.05) (0.04) (0.05)

Net Asset Value, End of Period            $1.00   $1.00  $1.00  $1.00  $1.00   $1.00       $1.00  $1.00  $1.00  $1.00  $1.00  $1.00

Total Return (%)                          2.97+    4.83   4.80   4.95   4.76    5.20       2.84+   4.56   4.54   4.69   4.50   4.94

Ratios/Supplemental Data
    Net Assets, End of Period
      ($ millions)                          144     166    140    101     66      74         382    293    214    150     83     12
    Ratio of Expenses to Average
      Net Assets (%)                      0.47*    0.49   0.49   0.52   0.56    0.55       0.72*   0.74   0.74   0.77   0.80   0.80
    Ratio of Net Investment Income to
      Average Net Assets (%)              5.83*    4.73   4.70   4.85   4.65    5.06       5.63*   4.50   4.42   4.60   4.42   4.67

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees for the year ended
March 31, 1996 were:

    Ratio of Expenses to Average
      Net Assets (%)                          -       -      -      -      -    0.63           -      -      -      -      -   0.88
    Ratio of Net Investment Income to
      Average Net Assets (%)                  -       -      -      -      -    4.98           -      -      -      -      -   4.59

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of Expenses to Average
      Net Assets (%)                     0.47*     0.49   0.49   0.52   0.55    0.54       0.72*   0.74   0.74   0.77   0.79   0.79


+   Not annualized.
*   Annualized.

                See accompanying notes to financial statements.